Debt and Other Obligations - Term Loan (Details)																	12 Months Ended
	May 11, 2018 USD ($)	May 08, 2018 USD ($)	May 07, 2018	Nov. 07, 2017	Nov. 06, 2017	May 05, 2017	May 04, 2017	Jan. 23, 2017 USD ($)	Jan. 23, 2017 EUR (€)	Sep. 30, 2016	Sep. 29, 2016	Jan. 29, 2016 USD ($)	Jan. 29, 2016 EUR (€)	Dec. 30, 2015 USD ($)	Dec. 30, 2015 EUR (€)	Jul. 25, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 15, 2018 USD ($)	May 15, 2018 EUR (€)	Jan. 01, 2015 USD ($)	Jul. 25, 2014 EUR (€)
Line of Credit Facility [Line Items]
Repayment of debt																	$ 8,288,000	$ 28,866,000	$ 51,821,000
Unrealized loss																	19,628,000	5,320,000
Finance costs directly expensed																	2,220,000	4,171,000	4,035,000
Transaction costs																	1,763,000	919,000
Cross Currency Interest Rate Contract | Designated as Hedging Instrument | Cash Flow Hedge
Line of Credit Facility [Line Items]
Notional amount converted into EUR																				$ 235,000,000	€ 235,000,000
Currency Swap | Designated as Hedging Instrument | Net Investment Hedging
Line of Credit Facility [Line Items]
Notional amount converted into EUR																						$ 180,000,000
Unrealized loss																	2,200,000
Term Loan | Term Loan Facility
Line of Credit Facility [Line Items]
Debt face amount																$ 895,000,000
Required repayment per annum (at least) (as a percent)																1.00%
Estimated annual interest expense reduction	$ 4,700,000	$ 2,400,000
Repricing finance costs directly expensed																	741,000	3,455,000	$ 2,096,000
Finance costs directly expensed																	1,441,000	3,052,000
Expensed due to voluntary redemption																	0	414,000
Debt issuance costs																	$ (7,738,000)	$ (9,580,000)
Term Loan | Term Loan Facility | EURIBOR and LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate										3.00%	3.75%
Variable rate basis floor										0.75%	1.00%
Margin reduction										1.00%
Interest rate during the period										3.75%	4.75%
Term Loan | Term Loan - USD
Line of Credit Facility [Line Items]
Debt face amount																$ 358,000,000
Repayment of debt								$ 9,000,000				$ 22,000,000		$ 27,000,000
Term Loan | Term Loan - USD | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.00%	2.50%			2.50%	3.00%
Variable rate basis floor						0.00%	0.75%									1.00%
Margin reduction		0.50%				0.50%
Term Loan | Term Loan - USD | LIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate																3.75%
Term Loan | Term Loan - USD | LIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate																4.00%
Term Loan | Term Loan - EUR
Line of Credit Facility [Line Items]
Debt face amount | €																							€ 399,000,000
Repayment of debt | €									€ 11,000,000				€ 20,000,000		€ 25,000,000
Term Loan | Term Loan - EUR | EURIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.25%	2.50%	2.50%	2.75%	2.75%	3.00%
Variable rate basis floor				0.00%	0.00%	0.00%	0.75%									1.00%
Margin reduction		0.25%		0.25%		1.00%
Interest rate during the period						2.75%	3.75%
Term Loan | Term Loan - EUR | EURIBOR | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate																3.75%
Term Loan | Term Loan - EUR | EURIBOR | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate																4.00%